Events after the reporting period	3 Months Ended
Mar. 31, 2023
Events after the reporting period
Events after the reporting period

29.Events after the reporting period

(a) Legacy and Omnibus employee share-based payment plan

The performance conditions relating to the 50% of the remaining 16.7% of the legacy employee share-based payment scheme and the time-based conditions relating to one third (33.3%) of the RSU awards issued in June 2022 under the Omnibus employee-based payment scheme have been met. 0.5 million shares were issued in April 2023.

(b)	South Africa drawdown

On May 4, 2023 an additional ZAR 70.0 million (approximately $3.9 million) was drawn down under the IHS SA Facility. As of May 22, 2023, ZAR 3,470.0 million (approximately $194.7 million) has been drawn down under this facility.

(c)	Omnibus employee share-based payment scheme

In May 2023, a total of 2,132,134 options were awarded as part of the existing Omnibus employee share-based payment plan.  The plan will be deemed equity settled and comprise of:

◾	Restricted stock units, which do not include performance conditions and vest in three equal portions in April 2024, 2025 and 2026.
◾	Performance stock units (“PSU”), with a Recurring Leverage Free Cash Flow target and a cumulative total shareholder return target. Recurring Leverage Free Cash flow target is a non-market-based performance condition, assessed annually over a three-year period. A cumulative total shareholder return target is market-based, will be valued based on a Monte Carlo model for a three-year performance period, an approach that is commonly used for IFRS 2 valuations. The PSUs include a vesting period which is 3 years up to April, 2026.

(d)	Nigeria (2023) Term Loan

On April 4, 2023 an additional NGN 15.0 billion (approximately $33.0 million) was drawn down under the Nigeria 2023 Term Loan. On May 18, 2023, the total commitments available under the Nigeria 2023 Term Loan was increased by NGN 11.5 billion (approximately $24.9 million) pursuant to the facility increase clause contained within the loan agreement. As of May 22, 2023, NGN 153.5 billion (approximately $333.0 million) has been drawn down under this facility.